Other Non-current Assets - Schedule of Other Non-current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepayment in relation to headquarters project	$ 12,025
Long-term VAT recoverable	2,737	$ 853
Prepayment for a long-term investment	1,844	1,871
Long-term interest receivables	1,411	7,284
Long-term deposit	693	695
Equipment in-transit	58	23
Others	188	181
Other non-current assets	$ 18,956	$ 10,907